Mar. 17, 2020
Tortoise Energy Evolution Fund
Tortoise Energy Evolution Fund
MANAGED PORTFOLIO SERIES
(the “Trust”)

Tortoise Energy Evolution Fund
(the “Fund”)

Supplement dated March 17, 2020 to the Prospectus dated December 31, 2019

Effective March 17, 2020, the following changes are made to the Funds’ Prospectus:

The language under “Fees and Expenses of the Fund” on page 1 of the Prospectus is revised as follows: Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in this table. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Tortoise Funds. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus. More information about these and other discounts is available from your financial professional and in the “Shareholder Information - Class Descriptions” section of the Fund’s Statutory Prospectus on page 34.

The language under “Example” on page 1 of the Prospectus is revised as follows:
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation for one year).  You may be required to pay brokerage commissions on your purchases and sales of Institutional Class shares of the Fund from a financial intermediary, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
This supplement should be retained with your Prospectus for future reference.